Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Share-based compensation expense	$ 12,779,000	$ 18,540,000	$ 30,416,000
Share-based compensation reclassified from liability to additional paid-in capital	751,000	12,424,000	4,563,000
Share-based compensation recorded as liability	2,406,000	1,443,000
Unrecognized compensation cost	7,002,000
Liability
Share-based Compensation
Share-based compensation expense	1,770,000	3,710,000	11,364,000
Additional paid-in capital
Share-based Compensation
Share-based compensation expense	11,009,000	14,830,000	19,052,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	8,201,000	12,098,000	18,224,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	3,972,000	6,028,000	11,690,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 606,000	$ 414,000	$ 502,000